Pension and other post-employment benefits - Schedule of changes in present value of defined benefit obligation and other post-employment benefits (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure of defined benefit plans [line items]
Current service cost	€ 29	€ 28	€ 34
Interest cost	(16)	(21)	(6)
Remeasurements: Actuarial gains and losses arising from changes in demographic assumptions	3	9
Remeasurements: Actuarial gains and losses arising from changes in financial assumptions	(94)	127
Past service cost	1	1
Effect of curtailment or settlement	(1)
Defined benefit obligation
Disclosure of defined benefit plans [line items]
Opening balance as at 1 January	2,288	2,159
Current service cost	28	27
Interest cost	87	92
Remeasurements: Actuarial gains and losses arising from changes in demographic assumptions	(3)	(9)
Remeasurements: Actuarial gains and losses arising from changes in financial assumptions	(94)	127
Participants contributions	3	3
Benefits paid	(132)	(123)
Past service cost	1	1
Effect of curtailment or settlement	(9)
Exchange rate differences and other changes	51	12
Closing balance	2,219	2,288	2,159
Other post-employment benefits
Disclosure of defined benefit plans [line items]
Opening balance as at 1 January	30	29
Current service cost	1	1
Interest cost	3	2
Remeasurements: Actuarial gains and losses arising from changes in financial assumptions	5	1
Benefits paid	(1)	(1)
Exchange rate differences and other changes	1	(2)
Closing balance	€ 38	€ 30	€ 29